Earnings per share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings per share
Schedule of basic and diluted earnings per share

	Year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB	US$
Numerator:
Numerator for basic and diluted earnings (loss) per share	(531,595)	1,386,776	(3,208,911)	(509,845)
Denominator:
Denominator for basic earnings per share
- Weighted-average ordinary shares outstanding	138,759,177	151,542,518	156,805,040	156,805,040
Stock options	—	1,770,501	—	—
Restricted shares	—	829,171	—	—
ADM warrants	—	2,416,007	—	—
Denominator for diluted earnings (loss) per share	138,759,177	156,558,197	156,805,040	156,805,040
Basic earnings (loss) per share	(3.83)	9.15	(20.46)	(3.25)
Diluted earnings (loss) per share	(3.83)	8.86	(20.46)	(3.25)

Summarizes potential common shares outstanding excluded from the calculation of diluted earnings (loss) per share

	Year ended December 31,
	2009	2010	2011
Shares issuable pursuant to convertible senior notes	3,974,659	27,650	27,650
Shares issuable pursuant to senior secured convertible notes	9,340,967	3,339,525	3,339,525
Shares issuable under stock options and restricted shares	6,118,531	—	2,556,742
Shares issuable upon exercise of ADM warrants	4,125,000	—	1,540,773